Fair Value (Details 1) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 09, 2020	Sep. 30, 2020	Jun. 30, 2020
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Face value principal payable	$ 17,000,000	$ 17,000,000	$ 17,000,000
Original conversion price	$ 11.50	$ 11.50	$ 11.50
Value of Common Stock	$ 10.28	$ 3.64	$ 8.80
Expected term (years)	3 years	2 years 8 months 1 day	2 years 10 months 24 days
Volatility	45.00%	68.00%	45.00%
Market yield		28.00%	23.90%
Risk free rate	0.20%		0.20%
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Market yield	23.30%
Risk free rate		0.10%
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Market yield	23.40%
Risk free rate		0.20%